LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2016
LONG-TERM INVESTMENTS
Schedule of long-term investments

	Ownership
December 31,	Interest	2016	2015
(millions of Canadian dollars)
EQUITY INVESTMENTS
Liquids Pipelines
Seaway Crude Pipeline System	50.0%	3,129	3,251
Southern Access Extension Project	65.0%	759	713
Enbridge Rail (Philadelphia) L.L.C.	75.0%	19	168
Other	30.0% - 43.9%	70	69
Gas Distribution
Noverco Common Shares	38.9%	-	-
Gas Pipelines and Processing
Texas Express Pipeline	35.0%	484	515
Alliance Pipeline	50.0%	411	427
Aux Sable	42.7% - 50.0%	324	344
Vector Pipeline	60.0%	159	159
Offshore - various joint ventures	22.0% - 74.3%	435	479
Other	33.3% - 70.0%	4	12
Green Power and Transmission
Rampion offshore wind project1	24.9%	345	201
Eolien Maritime France SAS2	50.0%	58	-
Other	18.9% - 50.0%	100	109
Eliminations and Other
Other	19.0% - 42.7%	15	12
OTHER LONG-TERM INVESTMENTS
Gas Distribution
Noverco Preferred Shares		355	359
Green Power and Transmission
Emerging Technologies and Other		90	106
Eliminations and Other
Other		79	84

		6,836	7,008

1	On November 4, 2015, Enbridge acquired a 24.9% equity interest in Rampion Offshore Wind Limited.
2	On May 19, 2016, Enbridge acquired a 50% equity interest in Eolien Maritime France SAS.

Summary of income statement information for unconsolidated equity investments

Year ended December 31,	2016	2015	2014
(millions of Canadian dollars)
Revenues	1,761	1,557	1,790
Commodity costs	(385)	(369)	(661)
Operating and administrative expense	(545)	(376)	(444)
Depreciation and amortization	(293)	(274)	(232)
Other income/(expense)	(41)	4	(1)
Interest expense	(69)	(67)	(84)

Earnings before income taxes	428	475	368

Summary of balance sheet information for unconsolidated equity investments

December 31,	2016	2015

(millions of Canadian dollars)
Current assets	464	389
Property, plant and equipment, net	6,534	6,602
Deferred amounts and other assets	47	40
Intangible assets, net	118	64
Goodwill	862	885
Current liabilities	(433)	(500)
Long-term debt	(792)	(854)
Other long-term liabilities	(488)	(167)

Net assets	6,312	6,459